Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 USD ($)	Dec. 19, 2023	Sep. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Price per share published (in Dollars per share) | $ / shares		$ 1
Translation ratio	7.7809						7.7809
Percentage of related party transaction	10.00%	10.00%
Deferred offering costs					$ 18,758,367				$ 2,414,422
Goodwill impairment	$ 9,951,048	$ 1,278,907
Impairment loss of intangible asset	$ 3,581,770	$ 460,328
Fair value of the underlying asset percentage	90.00%	90.00%
Impairment of long-lived assets (in Dollars)
Revenue recognized	$ (1,052,583)	$ (135,278)	(5,472,429)		297,883
Percentage of tax benefit	50.00%	50.00%
Penalties and interest incurred (in Dollars)
Advertising expenses	$ 7,980	$ 1,026	1,266,243		$ 93,861
Cash	$ 30,919,014		$ 41,795,661				$ 3,973,707
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	32.00%	32.00%	21.00%	21.00%		35.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	81.00%	81.00%	43.00%	43.00%	80.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	27.00%	27.00%	19.00%	19.00%		33.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	10.00%	10.00%	30.00%	30.00%	10.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage			12.00%	12.00%		16.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	9.00%	9.00%
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill impairment	$ 9,951,048	$ 1,278,907		$ 0		$ 0
Computer hardware [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years						5 years
Alpha HK [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage	100.00%						100.00%
Alpha HK [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage								100.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage	1.70%	1.70%
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage			11.00%	11.00%		20.00%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage						13.00%
Supplier Two [Member] | Customer Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration and credit risk percentage			7.00%	7.00%
Hong Kong Deposit Protection Board [Member]
Summary of Significant Accounting Policies [Line Items]
Cash	$ 41,795,661		$ 30,919,014				$ 3,973,707
Insured amount	$ 800,000		$ 500,000				102,816
Other Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss of intangible asset				$ 0		$ 0
Credit Risk [Member] | Hong Kong Deposit Protection Board [Member]
Summary of Significant Accounting Policies [Line Items]
Cash							$ 102,816